Notes to the Profit or Loss Statement - Summary of Income Taxes (Parenthetical) (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Current tax of prior period	€ 66	€ 0	€ 1